SUPPLEMENT DATED MARCH 1, 2013

TO THE PROSPECTUSES DATED MAY 1, 2012

FOR SMART FOUNDATION VARIABLE ANNUITIES

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

For contracts issued based on applications (and necessary information) signed and received after March 15, 2013, in Good Order in our Home Office, you may elect the Guaranteed Growth and Income Benefit II which is a new version of the benefit currently offered.

In order to receive the original version of the Guaranteed Growth and Income Benefit, your application and necessary information must be received in our Home Office, in Good Order, before the close of the New York Stock Exchange on March 15, 2013.

Applications received in our Home Office after the close of the New York Stock Exchange on March 15, 2013 that have the Guaranteed Growth and Income Benefit elected, will be deemed not in Good Order. The new version will need to be elected (new suitability paperwork will be required), or the application will be rejected.

The Guaranteed Growth and Income Benefit II available after March 15, 2013, differs from the original version described in Section 9 of the prospectus dated May 1, 2012, only in that:

•	the Growth Rate defined on page 75 (Section 9.4 Withdrawal Benefit Base), used to determine the Guaranteed Growth Increase to the Withdrawal Benefit Base, is 7% (instead of 8%);

•

the effective annual Rider Charge defined on page 77 (Section 9.6 Rider Charge), and disclosed on page 37 (Section 3.2 Periodic Charges), is 1.10% for a Single Life Guarantee (instead of 1.05%); there is no change to the Rider Charge for a Joint Life Guarantee, and there is no change to the Maximum Rider Charge;

•

the Age-Banded Lifetime Withdrawal Rates defined on page 81 (Section 9.8 Withdrawal Options under the Rider) are 4.5% at age 65 (instead of 5.0%), 5.0% at 70+ (instead of 6.0% at age 75+), and rates for a Joint Life Guarantee are 0.50% lower than rates for a Single Life Guarantee (instead of the same):

Guaranteed Growth and Income Benefit II Age-Banded Lifetime Withdrawal Rates:

Actual Age at the start of Withdrawal Phase		Lifetime Withdrawal Rate for Single	Lifetime Withdrawal Rate for Joint
At Least	But Less Than
55	65	4.00%	3.50%
65	70	4.50%	4.00%
70 and over		5.00%	4.50%

Original Guaranteed Growth and Income Benefit Age-Banded Lifetime Withdrawal Rates:

Actual Age at the start of Withdrawal Phase		Lifetime Withdrawal Rate
At Least	But Less Than
55	65	4.00%
65	75	5.00%
75 and over		6.00%

Guaranteed Growth and Income Benefit II available after March 15, 2013, in New York will have the same rates outlined for all other states above, and thus compares to the original version available in New York, as outlined on page B-4 of Appendix B: State Variations in the prospectus dated May 1, 2012, in that:

•	the Age-Banded Lifetime Withdrawal Rates in New York are now the same as all other states:

Guaranteed Growth and Income Benefit II Age-Banded Lifetime Withdrawal Rates in New York:

Actual Age at the start of Withdrawal Phase		Lifetime Withdrawal Rate for Single	Lifetime Withdrawal Rate for Joint
At Least	But Less Than
55	65	4.00%	3.50%
65	70	4.50%	4.00%
70 and over		5.00%	4.50%

Original Guaranteed Growth and Income Benefit Age-Banded Lifetime Withdrawal Rates in New York:

Actual Age at the start of Withdrawal Phase		Lifetime Withdrawal Rate for Single	Lifetime Withdrawal Rate for Joint
At Least	But Less Than
55	65	4.00%	3.50%
65	75	5.00%	4.50%
75 and over		6.00%	5.50%

•

the effective annual Rider Charge in New York is now the same as all other states at 1.10% for Single Life Guarantee (instead of 1.05%) and 1.25% for Joint Life Guarantee (instead of 1.05%); there is no change to the Maximum Rider Charge.

Appendix A attached to this supplement contains revised examples illustrating the operation of the Guaranteed Growth and Income Benefit II, as outlined for the original Guaranteed Growth and Income Benefit in pages A-4 – A-8 of the prospectus dated May 1, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, call us at 800-523-0650.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

2

APPENDIX A: NUMERICAL EXAMPLES

GUARANTEED GROWTH AND INCOME BENEFIT II RIDER: GUARANTEED GROWTH INCREASE IN THE DEFERRAL PHASE

Assume on 01/01/2013 your Initial Purchase Payment is $100,000. You make an additional Purchase Payment on 03/15/2013 of $25,000, after which the Guaranteed Growth Base increases to $125,000. You also request an Early Access Withdrawal on 08/08/2013 of $10,000, which decreases the Guaranteed Growth Base to $115,000.

Guaranteed Growth Amount will be applied on the next Contract anniversary (01/01/2014) based on the daily values of the Guaranteed Growth Base during the Contract Year:

Number of days between 01/01/2013 and 03/15/2013:	73	Guaranteed Growth Base = $100,000
Number of days between 03/15/2013 and 08/08/2013:	146	Guaranteed Growth Base = $125,000
Number of days between 08/08/2013 through 12/31/2013:	146	Guaranteed Growth Base = $115,000
Total number of days in 2013:	365

Guaranteed Growth Amount added to the Withdrawal Benefit Base on 01/01/2014 will be:

[(73/365) * $100,000 * 7%] + [(146/365) * $125,000 * 7%] + [(146/365) * $115,000 * 7%] =$8,120.

Guaranteed Growth Base will not increase on the anniversary (it may increase or decrease only as a result of additional Purchase Payments or Early Access Withdrawals).

GUARANTEED GROWTH AND INCOME BENEFIT II RIDER: WITHDRAWAL BENEFIT BASE AT THE START OF LIFETIME WITHDRAWALS

At the time you decide to start the Lifetime Withdrawals under the Lifetime Withdrawal Guarantee, your Withdrawal Benefit Base will be set to the greater of the following:

1)	Contract Value

2)	Withdrawal Benefit Base including the Guaranteed Growth Amount prorated for the partial year.

Assumptions:

Rider Effective Date:	01/19/2011
Lifetime Withdrawals start on:	04/01/2012
Contract Value on 04/01/2012 (just prior to the withdrawal):	$108,200
Withdrawal Benefit Base on 01/19/2012:	$107,000
Annual Guaranteed Growth Amount:	$7,000

Last Contract Anniversary	Withdrawals Start	Days since last anniversary	Partial Year Factor	Annual Guaranteed Growth Amount	Guaranteed Growth Amount Prorated	Withdrawal Benefit Base	Withdrawal Benefit Base + Prorated Growth
1/19/2012	4/1/2012	73	0.2	$7,000	$1,400	$107,000	$108,400

Partial Year Factor is calculated by finding the number of days since the most recent Contract Anniversary and then dividing it by 365. If lifetime withdrawals start on 04/01/2012 (73 days after the most recent Contract Anniversary), the Partial Year Factor is equal to 73 / 365 = 0.20

Guaranteed Growth Amount prorated for partial year is then $7,000 * 0.20 = $1,400

Withdrawal Benefit Base including the Guaranteed Growth Amount for the partial year is $107,000 + $1,400 = $108,400.

This is greater than the Contract Value (just prior to the withdrawal), so your Withdrawal Benefit Base will be set to $108,400.

GUARANTEED GROWTH AND INCOME BENEFIT RIDER II: AUTOMATIC ANNUAL STEP-UP OF WITHDRAWAL BENEFIT BASE IN THE DEFERRAL PHASE

Assumptions:

Initial Purchase Payment	$100,000
Additional Purchase Payments	None

Contract Anniversary	Contract Value	Guaranteed Growth Amount	Withdrawal Benefit Base before Step-Up	Withdrawal Benefit Base after Step-Up
1	$125,000.00	$7,000.00	$107,000.00	$125,000.00	Step-Up
2	$130,000.00	$7,000.00	$132,000.00	$132,000.00	No Step-Up
3	$135,000.00	$7,000.00	$139,000.00	$139,000.00	No Step-Up
4	$151,000.00	$7,000.00	$146,000.00	$151,000.00	Step-Up

On the Rider Effective Date, the Withdrawal Benefit Base is equal to the Initial Purchase Payment ($100,000). On the first Contract Anniversary, the Guaranteed Growth Amount of $7,000 is added to the Withdrawal Benefit Base ($100,000 + $7,000 = $107,000). The Withdrawal Benefit Base is then compared to the Contract Value for Step-Up Evaluation. Since the Contract Value is greater than the Withdrawal Benefit Base at this point ($125,000 > $107,000), an Automatic Annual Step-Up takes place, and the Withdrawal Benefit Base is set equal to the Contract Value ($125,000). On the next Contract Anniversary, the Guaranteed Growth Amount is added to the Withdrawal Benefit Base and then it’s evaluated for Step-Up: $125,000 + $7,000 = $132,000, Contract Value $130,000 < $132,000, so there is not Step-Up this year.

GUARANTEED GROWTH AND INCOME BENEFIT II RIDER: RIDER CHARGE

Suppose a Single Life Guarantee is issued on 05/18/2011. Throughout the first Contract Year, the Rider Charge will be deducted on 08/17/2011, 11/17/2011, 02/17/2012, and 05/17/2012. Suppose the Withdrawal Benefit Base is $100,000 on 05/18/2011, and there are no withdrawals in the Contract Year. The amount of the charge deducted each quarter will then be $100,000 * (1.10%/4) * (days in quarter/91.25).

Suppose that there is no Step-Up on 05/18/2012, so the Withdrawal Benefit Base will be increased by the Guaranteed Growth: $100,000 + (7% x $100,000) = $107,000. In the second Contract Year, the amount of the charge deducted each quarter will then be $107,000 * (1.10%/4) * (days in quarter/91.25).

Date	Contract Year	Withdrawal Benefit Base	Quarterly Rider Charge
5/18/2011	1	$100,000.00
8/17/2011	1	$100,000.00	$277.26
11/17/2011	1	$100,000.00	$277.26
2/17/2012	1	$100,000.00	$277.26
5/17/2012	1	$100,000.00	$268.22
5/18/2012	2	$107,000.00
8/17/2012	2	$107,000.00	$296.67
11/17/2012	2	$107,000.00	$296.67
2/17/2013	2	$107,000.00	$296.67
5/17/2013	2	$107,000.00	$286.99

For example, there are 92 days between 5/18/2011 and 8/17/2011, so the Rider Charge for the 1st Contract Quarter will be $100,000 * (1.10%/4) * (92/91.25) = $277.26. There are only 89 days in the 4th quarter, so the charge will then be $100,000 * (1.10%/4) * (89/91.25) = $268.22.

GUARANTEED GROWTH AND INCOME BENEFIT II RIDER: ENHANCEMENT TRUE-UP

This Example illustrates how the Enhancement True-Up process works. Assume all Purchase Payments are made at the beginning of the Contract Year. The Enhancement True-Up Base and Withdrawal Benefit Base below are also values as of the beginning of the Contract Year.

Contract Year	Purchase Payment	Purchase Payment Enhancement	Contract Value Beginning- of-Year	Contract Value End- of-Year	Guaranteed Growth Amount	Enhancements > 36 months old	Enhancement True-Up Base	Withdrawal Benefit Base
1	$250,000	$12,500	$262,500	$262,500	$0	$0	$250,000	$250,000
2	$10,000	$500	$273,000	$273,000	$17,500	$0	$277,500	$277,500
3	$10,000	$500	$283,500	$335,000	$18,200	$0	$305,700	$305,700
4	$30,000	$1,500	$366,500	$385,000	$18,900	$12,500	$367,100	$367,100
5	$0	$0	$385,000	$424,500	$21,000	$500	$388,600	$388,600
6	$0	$0	$424,500	$432,000	$21,000	$500	$410,100	$424,500
7	$0	$0	$432,000	$469,000	$21,000	$1,500	$432,600	$445,500

Assumptions:

Purchase Payments:	$250,000 on Contract Date, $10,000 beginning of Contract Years 2 and 3, $30,000 beginning of Contract Year 4.

Withdrawals:	No Withdrawals

Contract Growth:	No growth in Contract Years 1 and 2, $51,500 in Contract Year 3, $18,500 in Contract Year 4, $39,500 in Contract Year 5, $7,500 in Contract Year 6.

Enhancement True-Up Base:

This value is used to determine whether the Withdrawal Benefit Base will receive an Enhancement True-Up. The Enhancement True-Up Base includes your Purchase Payments, Purchase Payment Enhancements more than 36 months old, and the Guaranteed Growth Amounts:

CY 1	Enhancement True-Up Base is equal to your initial Purchase Payment at Contract Issue = $250,000. Purchase Payment Enhancement of $12,500 is included in the Contract Value, but not in the Enhancement True-up Base, because it is not yet 36 months old.

CY 2	On first anniversary, Guaranteed Growth Amount and another Purchase Payment are added to Enhancement True-Up Base: $250,000 + $17,500 + $ 10,000 = $277,500. Purchase Payment Enhancements from CY 1 or CY 2 are not included, because they are not yet 36 months old.

CY 3	On the second Contract Anniversary (beginning of Contract Year 3), Guaranteed Growth Amount and Purchase Payment are again added to the Enhancement True-Up Base: $277,500 + $18,200 + $10,000 = $305,700. Purchase Payment Enhancements are not yet 36 months old.

CY 4	On the third Contract Anniversary (beginning of Contract Year 4), Guaranteed Growth Amount and Purchase Payment are added to the Enhancement True-Up Base, as well as the Purchase Payment Enhancement from the initial Purchase Payment, which is now 36 months old: $305,700 + $18,900 + $30,000 + $12,500 = $367,100.

CY 5	Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 2 is now 36 months old, so it is added to the Enhancement True-Up Base: $367,100 + $21,000 + $500 = $388,600.

CY 6	Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 3 is now 36 months old, so it is added to the Enhancement True-Up Base: $388,600 + $21,000 + $500 = $410,100.

CY 7	Guaranteed Growth is added to Withdrawal Benefit Base, there are no Purchase Payments this year, but the Purchase Payment Enhancement from the Purchase Payment made in Contract Year 4 is now 36 months old, so it is added to the Enhancement True-Up Base: $410,100+ $21,000 + $1,500 = $432,600.

Enhancement True-Up Comparison:

Contract Year 4 (BOP)

The first Enhancement True-Up evaluation takes place in the beginning of Contract Year 4. Withdrawal Benefit Base as of the end of Contract Year 3 is $305,700.

Step 1-2:	Purchase Payments and the Guaranteed Growth Amount are added to this WBB: $305,700 + $30,000 + $18,900 = $354,600

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value (BOP): $354,600 < $366,500, so WBB Steps-Up to $366,500. Guaranteed Growth Period is reset.

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $366,500 < $367,100, so WBB receives an Enhancement True-Up and is set equal to $367,100

Contract Year 5 (BOP)

On the next Contract Anniversary (beginning of Contract Year 5), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 4 is $367,100.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $367,100 + $21,000 = $388,100

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $388,100 > $385,000, no Step-Up.

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $388,100 < $388,600, so WBB receives an Enhancement True-Up and is set equal to $388,600

Contract Year 6 (BOP)

On the next Contract Anniversary (beginning of Contract Year 6), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 5 is $388,600.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $388,600 + $21,000 = $409,600

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $409,600 < $424,500, Step-Up takes place and WBB = $424,500

Step 4:	WBB is evaluated for Enhancement True-Up by comparing to the Enhancement True-Up Base: $424,500 > $ 410,100, so there is no Enhancement True-Up.

Contract Year 7 (BOP)

On the next Contract Anniversary (beginning of Contract Year 7), the same process takes place. Withdrawal Benefit Base at the end of Contract Year 6 is $424,500.

Step 1-2:	Guaranteed Growth Amount is added to this WBB: $424,500 + $21,000 = $445,500

Step 3:	WBB is evaluated for Step-Up by comparing to the Contract Value: $445,500 > $432,000, no Step-Up.

Step 4:	$445,500 > $432,600, so there is no Enhancement True-Up.

Note that the Guaranteed Growth Amount will not be increased for any Purchase Payment Enhancements. It is solely based on the Net Purchase Payments.

Enhancement True-Up is not available in New York.

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